Note 11 - (Loss) Income Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Net loss attributable to shareholders of Santech Holdings Ltd. from continuing operations	$ 3,424	$ (5,790)		$ (765)
Net loss attributable to shareholders of Santech Holdings Ltd. from discontinued operations	0	421		22
Net income for the year	$ 3,424	$ (5,369)		$ (743)
Weighted average number outstanding - basic (in shares)	8,434,320	4,406,557	[1]	2,800,000	[1]
Dilutive effect of outstanding share options (in shares)	0	0		0
Weighted average number outstanding - diluted (in shares)	8,434,320	4,406,557	[1]	2,800,000	[1]
From continuing operations - Basic loss per share (in dollars per share)	$ 0.41	$ (1.31)		$ (0.27)
From continuing operations - Diluted loss per share (in dollars per share)	0.41	(1.31)		(0.27)
From discontinued operations - Basic loss per share (in dollars per share)		0.1		0.01
From discontinued operations - Diluted loss per share (in dollars per share)		0.1		0.01
Basic loss per share (in dollars per share)	0.41	(1.22)		(0.27)
Diluted loss per share (in dollars per share)	$ 0.41	$ (1.22)		$ (0.27)
Ordinary Shares [Member]
Weighted average number outstanding - basic (in shares)	8,434,320	4,406,557	[2]	2,800,000	[2]
Weighted average number outstanding - diluted (in shares)	8,434,320	4,406,557	[2]	2,800,000	[2]
From continuing operations - Basic loss per share (in dollars per share)	$ 0.41	$ (1.31)		$ (0.27)
From continuing operations - Diluted loss per share (in dollars per share)	$ 0.41	(1.31)		(0.27)
ADR [Member]
From discontinued operations - Basic loss per share (in dollars per share)		0.1		0.01
From discontinued operations - Diluted loss per share (in dollars per share)		$ 0.1		$ 0.01

[1]	On December 19, 2025, the Company held an Extraordinary General Meeting and shareholders approved a share consolidation such that every issued and unissued twenty (20) ordinary shares of par value US$0.0001 each will be consolidated into one (1) ordinary share of par value US$0.0020 each (the “Share Consolidation”).
[2]	* On December 19, 2025, the Company held an Extraordinary General Meeting and shareholders approved a share consolidation such that every issued and unissued twenty (20) ordinary shares of par value US$0.0001 each will be consolidated into one (1) ordinary share of par value US$0.0020 each (the “Share Consolidation”).